Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Trade creditors	$ 232.5	$ 252.0
Accrued interest	7.7	14.5
Accrued customer rebates	132.0	121.3
Other creditors and accruals	74.2	75.5
Total	$ 446.4	$ 463.3